LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED DECEMBER 29, 2021 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION (“SAI”) OF EACH FUND LISTED

IN SCHEDULE A

1a)

For the fund marked with an asterisk in Schedule A, the following replaces the fourth paragraph of the section titled “Contingent deferred sales charges- Class A and Class A2 shares” in the fund’s Prospectus until February 22, 2022:

If you redeem shares of a Legg Mason fund and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 90 days in any other Legg Mason fund and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent or the fund for additional information.

1b)	For the fund marked with an asterisk in Schedule A, the following replaces the section titled “Exchanging shares” in the fund’s Prospectus until February 22, 2022:

Generally

You may exchange shares of the fund for the same class of shares of other Legg Mason fund on any day that both the fund and the fund into which you are exchanging are open for business. Please note that, except for Classes A and A2, shares may be exchanged only for shares of the same class, if offered, of any other Western Asset money market fund made available to you. An exchange of shares of one fund for shares of another fund is generally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share.

For exchange purposes, Legg Mason funds include those that are series of Legg Mason Partners Investment Trust, Legg Mason Partners Income Trust, Legg Mason Partners Money Market Trust, Legg Mason Global Asset Management Trust and Western Asset Funds, Inc. Please contact your Service Agent or the fund for more information.

Legg Mason offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at the final net asset value calculated on a fund business day after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•  If you are a customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the fund at 1-877-721-1926 or 1-203-703-6002

•  Customers of certain Service Agents are permitted to exchange their shares only for shares of certain other Western Asset liquidity funds

•  Exchanges may be made only between accounts that have identical registrations

•  Not all funds offer all classes

•  Not all money market funds maintain a net asset value of $1.00 per share

•  Some funds are offered only in a limited number of states. Your Service Agent or the fund will provide information about the funds offered in your state

•  The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums, sales charges and other requirements

•  Your shares may be subject to an initial sales charge at the time of the exchange

•  Your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased (except for shares held through Distributor Accounts)

•  You will generally be required to meet the minimum investment requirement for the class of shares of the fund into which your exchange is made (except in the case of systematic exchange plans)

•  Your exchange will also be subject to any other requirements of the fund into which you are exchanging shares

By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-203-703-6002.
By mail (each class other than Class A2 shares)

Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at one of the following addresses:

BNY Mellon

Attn: Western Asset Money Market Funds

4400 Computer Drive

Westborough, MA 01581

Through a systematic exchange plan

If you hold Class A or A2 shares, you may be permitted to schedule automatic exchanges of shares of the fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

•  Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

•  Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

•  This feature may not be available for all share classes

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact the fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

1c)

For each of the funds listed in Schedule A, the following replaces the first bullet in the section titled “Other things to know about transactions – Medallion signature guarantees” in each fund’s Prospectus until February 22, 2022:

•	are redeeming shares and sending the proceeds to an address or bank account not currently on file or to an account in another Legg Mason fund with a different account registration

2a)

For each of the funds listed in Schedule A, the following replaces the second paragraph of the section titled “PURCHASE OF SHARES – Waivers of Contingent Deferred Sales Charge” in each fund’s SAI until February 22, 2022:

A shareholder who has redeemed shares from another Legg Mason fund may, under certain circumstances, reinvest all or part of the redemption proceeds within 90 days in a Legg Mason fund and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

2b)	For each of the funds listed in Schedule A, the following replaces the section titled “EXCHANGE OF SHARES” in each fund’s SAI until February 22, 2022:

Exchanges of Fund shares are discussed under the “Buying shares”, “Exchanging shares” and “Redeeming shares” sections of the Fund’s Prospectus; this information is incorporated herein by reference. The exchange privilege enables shareholders to acquire shares of the same class in another Legg Mason fund. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. The Prospectus describes the requirements for exchanging shares of the Fund and may be obtained as described on the cover page of this SAI.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current NAV, and the proceeds, net of any applicable sales charge, are immediately invested in shares of the fund being acquired at that fund’s then current NAV. The Distributor reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

The exchange privilege is not available with respect to Institutional Liquid Reserves, Premier Institutional Liquid Reserves or Class L shares of Institutional Government Reserves.

Class A and Class A2 Exchanges. Class A shares and Class A2 shares may be exchanged for Class A shares of another Legg Mason fund.

An initial sales charge may apply if you exchange Class A shares or Class A2 shares of the Fund for Class A shares of another Legg Mason fund which is subject to an initial sales charge. Further, if Class A or Class A2 shares acquired by exchange from another Legg Mason fund are subject to a contingent deferred sales charge, the original contingent deferred sales charge up to 1.00% will apply to these shares (except for shares held through accounts where the Distributor is the broker-dealer of record) if any of these shares are redeemed within eighteen months of the date shares of the original fund were purchased.

Class N, Institutional Shares, Investor Shares, Select Shares and Administration Shares Exchanges. Class N shares, Institutional Shares, Investor Shares, Select Shares and Administration Shares may be exchanged for the same class of shares of another Western Asset money market fund sold by the Distributor without imposition of any charge.

Capital Shares and Premium Shares. Capital Shares and Premium Shares may be exchanged for the same class of shares of another Western Asset money market fund sold by the Distributor without imposition of any charge.

For exchange purposes, Legg Mason funds include those that are series of Legg Mason Partners Investment Trust, Legg Mason Partners Income Trust, Legg Mason Partners Money Market Trust, Legg Mason Global Asset Management Trust and Western Asset Funds, Inc. Please contact your Service Agent or the Fund for more information.

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 29, 2021
Western Asset Institutional Liquid Reserves	December 29, 2021
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 29, 2021
Western Asset Institutional U.S. Treasury Reserves	December 29, 2021
Western Asset Premier Institutional Government Reserves	December 29, 2021
Western Asset Premier Institutional Liquid Reserves	December 29, 2021
Western Asset Premier Institutional U.S. Treasury Reserves	December 29, 2021
Western Asset Select Tax Free Reserves	December 29, 2021

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves*	December 29, 2021

Please retain this supplement for future reference.

LMFX723209

3